Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Insurance Series
Entity Central Index Key	0000912577
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000026768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Money Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Money Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 73,657,025
Holdings Count | Holding	81
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$73,657,025 Number of Investments81
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	18.8%
U.S. Treasury Securities	27.5%
Repurchase Agreements	53.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	7.9%
91-180 Days	12.0%
31-90 Days	6.5%
8-30 Days	3.5%
1-7 Days	70.1%

Material Fund Change [Text Block]
C000026775
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities II (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes Fund for U.S. Government Securities II	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 66,652,945
Holdings Count | Holding	168
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$66,652,945 Number of Investments168 Portfolio Turnover0% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)0%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	1.0%
Non-Agency Mortgage-Backed Securities	2.4%
Cash Equivalents	3.0%
U.S. Government Agency Commericial Mortgage-Backed Securities	4.9%
U.S. Government Agency Securities	11.2%
U.S. Treasury Securities	14.0%
U.S. Government Agency Mortgage-Backed Securities	62.9%

Material Fund Change [Text Block]
C000026776
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Income Bond Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Primary Shares	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 74,434,476
Holdings Count | Holding	400
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,434,476 Number of Investments400 Portfolio Turnover14%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Automotive	3.4%
Health Care	3.6%
Packaging	3.7%
Gaming	4.2%
Cable Satellite	4.4%
Building Materials	4.5%
Chemicals	4.8%
Midstream	4.8%
Insurance - P&C	9.0%
Technology	15.7%

Material Fund Change [Text Block]
C000026777
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Income Bond Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 74,434,476
Holdings Count | Holding	400
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,434,476 Number of Investments400 Portfolio Turnover14%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Automotive	3.4%
Health Care	3.6%
Packaging	3.7%
Gaming	4.2%
Cable Satellite	4.4%
Building Materials	4.5%
Chemicals	4.8%
Midstream	4.8%
Insurance - P&C	9.0%
Technology	15.7%

Material Fund Change [Text Block]
C000026779
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Primary Shares	$82	1.54%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.54%
AssetsNet	$ 112,479,722
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$112,479,722 Number of Investments140 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Real Estate	1.9%
Utilities	2.0%
Materials	2.4%
Communication Services	2.7%
Consumer Staples	2.8%
Financials	3.3%
Consumer Discretionary	6.5%
Health Care	23.2%
Information Technology	26.3%
Industrials	28.2%

Material Fund Change [Text Block]
C000026780
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$96	1.79%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.79%
AssetsNet	$ 112,479,722
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$112,479,722 Number of Investments140 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Real Estate	1.9%
Utilities	2.0%
Materials	2.4%
Communication Services	2.7%
Consumer Staples	2.8%
Financials	3.3%
Consumer Discretionary	6.5%
Health Care	23.2%
Information Technology	26.3%
Industrials	28.2%

Material Fund Change [Text Block]
C000026773
Shareholder Report [Line Items]
Fund Name	Federated Hermes Managed Volatility Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Primary Shares	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 182,679,840
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$182,679,840 Number of Investments712 Portfolio Turnover37%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Purchased Put Options	0.1%
Bank Loan Core Fund	0.2%
Foreign Governments/Agencies	0.2%
Emerging Markets Core Fund	1.0%
Federated Hermes High Income Bond Fund II, Class P	1.6%
International Equity Securities	2.7%
Cash Equivalents	3.9%
Project and Trade Finance Core Fund	3.9%
Domestic Equity Securities	40.6%
Domestic Fixed-Income Securities	47.6%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	3.4%
Utilities	3.5%
Real Estate	3.7%
Communication Services	4.0%
Energy	4.9%
Consumer Staples	7.2%
Consumer Discretionary	10.4%
Industrials	13.0%
Health Care	13.2%
Information Technology	17.8%
Financials	18.9%

Material Fund Change [Text Block]
C000199834
Shareholder Report [Line Items]
Fund Name	Federated Hermes Managed Volatility Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 182,679,840
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$182,679,840 Number of Investments712 Portfolio Turnover37%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Purchased Put Options	0.1%
Bank Loan Core Fund	0.2%
Foreign Governments/Agencies	0.2%
Emerging Markets Core Fund	1.0%
Federated Hermes High Income Bond Fund II, Class P	1.6%
International Equity Securities	2.7%
Cash Equivalents	3.9%
Project and Trade Finance Core Fund	3.9%
Domestic Equity Securities	40.6%
Domestic Fixed-Income Securities	47.6%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	3.4%
Utilities	3.5%
Real Estate	3.7%
Communication Services	4.0%
Energy	4.9%
Consumer Staples	7.2%
Consumer Discretionary	10.4%
Industrials	13.0%
Health Care	13.2%
Information Technology	17.8%
Financials	18.9%

Material Fund Change [Text Block]
C000026769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Quality Bond Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Primary Shares	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 127,735,955
Holdings Count | Holding	398
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$127,735,955 Number of Investments398 Portfolio Turnover15%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Repurchase Agreements	0.7%
Securities Lending Collateral	3.6%
Corporate Bonds	98.2%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000026770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Quality Bond Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
AssetsNet	$ 127,735,955
Holdings Count | Holding	398
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$127,735,955 Number of Investments398 Portfolio Turnover15%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Repurchase Agreements	0.7%
Securities Lending Collateral	3.6%
Corporate Bonds	98.2%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]